General (Details Narrative)	Jun. 09, 2023 USD ($) $ / shares shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued | shares	32,268,663
Aggregate issue price | $	$ 3,227
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Ordinary shares par value | $ / shares	$ 0.0001